Consolidated Statements of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Statement of comprehensive income [abstract]
Net income	₨ 67,682.0	$ 1,038.5	₨ 62,234.4	₨ 96,872.2
(i) Items that will not be reclassified subsequently to profit and loss :
Remeasurement gains and (losses) on defined benefit obligations (net)	46,751.0	717.3	(78,045.0)	49,062.3
Share of remeasurement gains and (losses) on defined benefit obligations (net) of equity accounted investees	(47.5)	(0.7)	(40.0)	(8.7)
Income tax relating to items that will not be reclassified subsequently	(7,613.9)	(116.8)	12,407.4	(11,402.1)
Items that will not be reclassified subsequently to profit and loss	39,089.6	599.8	(65,677.6)	37,651.5
(ii) Items that may be reclassified subsequently to profit and loss :
Currency translation differences	96,484.5	1,480.4	(94,148.0)	16,856.7
Gain/(loss) on cash flow hedges (net)	207,055.7	3,176.9	(157,447.3)	5,370.3
Available-for-sale investments	399.6	6.1	752.6	4.7
Share of other comprehensive income of equity accounted investees	4,044.2	62.1	(3,047.0)	291.1
Income tax relating to items that may be reclassified subsequently	(39,069.7)	(599.5)	29,298.9	(1,637.1)
Items that may be reclassified subsequently to profit and loss	268,914.3	4,126.0	(224,590.8)	20,885.7
Other comprehensive income/(loss) for the year, net of tax (i+ii)	308,003.9	4,725.8	(290,268.4)	58,537.2
Total comprehensive income/(loss) for the year	375,685.9	5,764.3	(228,034.0)	155,409.4
Attributable to:
Shareholders of Tata Motors Limited	374,392.8	5,744.5	(228,715.6)	154,323.2
Non-controlling interests	₨ 1,293.1	$ 19.8	₨ 681.6	₨ 1,086.2